Information about the main subsidiaries	12 Months Ended
Jun. 30, 2022
7. Information about the main subsidiaries

7. Information about the main subsidiaries

The Group conducts its business through several operating subsidiaries and holdings. The Group considers that the subsidiaries below are the ones with non-controlling interests material to the Group.

	Direct interest of non-controlling interest % (1)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets	Book value of non-controlling interests
	As of June 30, 2022
Subsidiaries with direct participation of Cresud
IRSA	46.06%	42,419	330,373	86,429	116,636	169,727	78,176
Subsidiaries with indirect participation of Cresud
Brasilagro	60.44%	37,845	59,515	11,519	21,341	64,500	38,984
	As of June 30, 2021
Subsidiaries with direct participation of Cresud
IRSA	37.78%	22,831	342,492	36,302	193,368	135,653	51,248
Subsidiaries with indirect participation of Cresud
Brasilagro	60.56%	55,757	72,128	20,929	23,586	83,370	50,491
IRSA CP (*)	20.08%	37,145	253,766	21,518	141,466	127,927	25,689

	Revenues	Net income/ (loss)	Total comprehensive (loss)/ income	Total comprehensive (loss)/ income attributable to non-controlling interest	Cash of operating activities	Cash of investing activities	Cash of financial activities	Net Increase (decrease) in cash and cash equivalents	Dividends distribution to non-controlling shareholders
	Year ended June 30, 2022
Subsidiaries with direct participation of Cresud
IRSA	32,085	34,892	(177)	340	14,392	11,195	(13,663)	10,209	(176)
Subsidiaries with indirect participation of Cresud
Brasilagro	32,117	14,968	(5,839)	(3,536)	2,580	(210)	(11,832)	(9,462)	-
	Year ended June 30, 2021
Subsidiaries with direct participation of Cresud
IRSA	21,282	(61,643)	(18,746)	(12,564)	2,388	111,311	(80,089)	33,610	(4,400)
Subsidiaries with indirect participation of Cresud
Brasilagro	21,375	15,687	15,844	9,665	4,808	(6,713)	29,094	27,189	-
IRSA CP (*)	18,043	(36,957)	215	(35,966)	2,102	15,995	(28,274)	(10,177)	-

(1)	Corresponds to the direct interest from the Group.
(*)	See Note 4.

IDBD

As indicated in Note 1. to these financial statements, the Group lost control of IDBD on September 25, 2020.

On September 21, 2020, IDBD filed a lawsuit against Dolphin Netherlands B.V. (“Dolphin BV”) and IRSA before the Tel-Aviv Jaffa District Court (civil case no. 29694-09-20). The amount claimed by IDBD is NIS 140 million, alleging that Dolphin BV and IRSA breached an alleged legally binding commitment to transfer to IDBD 2 installments of NIS 70 million. On December 24, 2020, and following approval by the insolvency court, the IDBD trustee filed a motion to dismiss the claim, maintaining the right as IDBD trustee, to file a new inter alia claim in the same matter, after conduct an investigation into the reasons for IDBD's insolvency. On December 24, 2020, the court entered a judgment to dismiss the claim as requested. On October 31, 2021, the Insolvency Commissioner notified that he did not oppose the motion, and on that same date, the court affirmed the motion initiated by the trustee of IDBD.

On December 26, 2021 IDBD filed the lawsuit against Dolphin BV and IRSA for the sum of NIS 140 million.

We have not been formally notified of the lawsuit and, with the information currently available, the Management of IRSA and its legal advisors consider that there is sufficient legal arguments for an eventual defense.